37. APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2019
Approval Of Consolidated Financial Statements
APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS	37 APPROVAL OF THE CONSOLIDATED FINANCIAL STATEMENTS The consolidated financial statements were approved and their issuance authorized by the Board of Directors on April 23, 2020.